Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Contract acquisition costs, beginning of period	$ 194	$ 114
Additions	7	496
Amortization	(95)	(416)
Contract acquisition costs, end of period	$ 106	$ 194